Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Changes in Property, Plant and Equipment and Impairment Losses

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2022	¥1,288,578	¥772,024	¥135,895	¥98,654	¥157,856	¥2,453,007
Additions and other increases	46,155	25,628	9,025	349	104,059	185,217
Transfers	21,026	37,743	5,962	—	(64,731)	—
Disposals and other decreases	(22,876)	(16,084)	(11,096)	(201)	(574)	(50,830)
Reclassification to assets held for sale (Note 19)	(14,915)	(10,968)	(4,013)	(5,471)	(965)	(36,331)
Foreign currency translation differences	82,139	43,039	6,093	4,895	11,755	147,922
As of March 31, 2023	¥1,400,108	¥851,382	¥141,867	¥98,227	¥207,400	¥2,698,984
Additions and other increases	158,460	27,662	11,508	5	126,788	324,423
Transfers	26,434	39,784	10,803	—	(77,021)	—
Disposals and other decreases	(45,337)	(11,583)	(10,694)	(9)	(2,817)	(70,440)
Reclassification to assets held for sale (Note 19)	(9,188)	(6,236)	(483)	(597)	(53)	(16,558)
Foreign currency translation differences	148,576	80,936	11,946	8,220	24,391	274,069
As of March 31, 2024	¥1,679,054	¥981,944	¥164,945	¥105,845	¥278,689	¥3,210,478

Accumulated depreciation and accumulated impairment losses
As of April 1, 2022	¥(344,123)	¥(431,287)	¥(91,491)	¥(411)	¥(2,896)	¥(870,207)
Depreciation expenses	(72,900)	(60,428)	(17,052)	—	—	(150,379)
Impairment losses	(560)	(1,410)	(121)	—	(239)	(2,331)
Disposals and other decreases	5,429	14,207	10,393	195	—	30,224
Reclassification to assets held for sale (Note 19)	8,209	9,276	3,499	—	—	20,983
Foreign currency translation differences	(15,585)	(16,976)	(3,435)	(28)	(21)	(36,045)
As of March 31, 2023	¥(419,530)	¥(486,618)	¥(98,207)	¥(243)	¥(3,156)	¥(1,007,755)
Depreciation expenses	(80,067)	(71,588)	(18,684)	—	—	(170,339)
Impairment losses	(1,082)	(4,039)	(781)	—	(9,552)	(15,454)
Disposals and other decreases	22,173	8,682	10,127	—	1,210	42,192
Reclassification to assets held for sale (Note 19)	7,961	5,353	419	—	—	13,733
Foreign currency translation differences	(36,879)	(37,869)	(8,058)	(30)	(242)	(83,078)
As of March 31, 2024	¥(507,425)	¥(586,080)	¥(115,184)	¥(273)	¥(11,739)	¥(1,220,701)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2022	¥944,455	¥340,737	¥44,404	¥98,243	¥154,960	¥1,582,800
As of March 31, 2023	980,578	364,763	43,660	97,983	204,245	1,691,229
As of March 31, 2024	1,171,629	395,865	49,761	105,572	266,950	1,989,777
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of profit or loss:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Cost of sales	¥(261)	¥(375)	¥(6,225)
Selling, general and administrative expenses	(34)	(75)	—
Research and development expenses	—	—	(1,307)
Other operating expenses	(92)	(1,881)	(7,923)
Total	¥(388)	¥(2,331)	¥(15,454)

Schedule of Reconciliation of Changes in Right-of-use Assets
The changes in acquisition cost of property, plant and equipment for the years ended March 31, 2023 and 2024 include the following changes in ROU assets:

	JPY (millions)
Acquisition cost of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2022	¥525,118	¥13,940	¥351	¥539,410
Additions and other increases	31,585	6,828	2	38,416
Disposals and other decreases	(21,134)	(4,842)	(40)	(26,016)
Foreign currency translation differences	38,016	892	7	38,915
As of March 31, 2023	¥573,585	¥16,818	¥320	¥590,724
Additions and other increases	136,969	7,950	31	144,950
Disposals and other decreases	(36,468)	(4,840)	(33)	(41,341)
Reclassification to assets held for sale (Note 19)	(408)	(38)	(127)	(573)
Foreign currency translation differences	68,220	1,988	20	70,228
As of March 31, 2024	¥741,898	¥21,880	¥211	¥763,989
The changes in accumulated depreciation and accumulated impairment losses for the years ended March 31, 2023 and 2024 include the following changes in accumulated depreciation and accumulated impairment losses related to ROU assets:

	JPY (millions)
Accumulated depreciation and accumulated impairment losses of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2022	¥(124,166)	¥(7,072)	¥(234)	¥(131,472)
Depreciation expenses	(43,260)	(4,535)	(60)	(47,856)
Impairment losses	(43)	—	—	(43)
Disposals and other decreases	4,039	3,999	39	8,077
Foreign currency translation differences	(8,719)	(429)	(9)	(9,157)
As of March 31, 2023	¥(172,149)	¥(8,037)	¥(264)	¥(180,450)
Depreciation expenses	(45,635)	(5,286)	(33)	(50,954)
Disposals and other decreases	17,251	4,221	33	21,505
Reclassification to assets held for sale (Note 19)	405	38	120	562
Foreign currency translation differences	(20,368)	(865)	(16)	(21,249)
As of March 31, 2024	¥(220,496)	¥(9,930)	¥(160)	¥(230,586)

The carrying amount of property, plant and equipment includes the carrying amount of following ROU assets:

	JPY (millions)
Carrying amount of ROU Assets	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Total
As of April 1, 2022	¥400,952	¥6,868	¥118	¥407,938
As of March 31, 2023	401,437	8,781	56	410,274
As of March 31, 2024	521,403	11,950	51	533,403

Schedule of Expenses Related to Leases Not Included in the Measurement of the Lease Liabilities
Takeda recognized expenses related to leases not included in the measurement of the lease liabilities as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Expense relating to short-term leases	¥4,458	¥4,521	¥4,312
Expense relating to leases of low-value assets that are not short-term leases expenses	1,304	1,255	887
Expense relating to variable lease payments	4,006	4,794	10,954
Total expenses not included in lease liabilities	¥9,768	¥10,570	¥16,152
Total cash outflow for leases not included in lease liabilities	¥9,768	¥10,570	¥16,152